Business Combination and Reverse Recapitalization - Business Combination to the Company's condensed consolidated financial statements (Details)	3 Months Ended
Mar. 31, 2025 USD ($)
Business Combination and Reverse Recapitalization
Transaction costs expensed	$ (9,665,004)
ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Proceeds from investors	2,000,000
Proceeds from the Trust account	(7,273,513)
Payments from trust account	(7,273,513)
Net cash proceeds from the Business Combination at Closing	3,000,000
Conversion of legacy ScanTech loans into shares	8,682,434
Conversion of preferred A unit dividend into shares	29,324,500
Conversion of related party debt into shares (troubled debt restructuring)	54,499,067
Transaction costs expensed	7,282,351
Shares issued for settlement of derivative liability	291,015
Shares issued for settlement of warrant liability	12,387,186
Net equity impact of the Business Combination	115,466,552
Loan borrowed from Seaport	(1,000,000)
Loan borrowed from investors	(2,000,000)
Total Impact of Business Combination on total stockholders' deficit	112,466,552
Par value of common stock issued	(1,873)
Total Impact of Business Combination on additional paid-in capital	112,464,679
Benjamin securities Inc
Business Combination and Reverse Recapitalization
Payment of Mars transaction costs at Closing	375,000
Polar Multi-Strategy Master Fund | ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Payment of Mars transaction costs at Closing	1,499,055
RiverNorth SPAC Arbitrage Fund LP | ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Payment of Mars transaction costs at Closing	4,498,111
Continental Stock Transfer & Trust | ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Payment of Mars transaction costs at Closing	100,000
D&O insurance | ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Payment of Mars transaction costs at Closing	440,000
Mars | ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Payment of Mars transaction costs at Closing	361,347
Seaport Promissory Note | ScanTech And Mars Acquisition Corp
Business Combination and Reverse Recapitalization
Proceeds from Seaport promissory note	$ 1,000,000